CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 28,466	$ 33,751	$ 27,248
Change in unrealized gains (losses) on marketable securities available-for-sale, net of tax:
Gain (loss) on marketable securities recognized in other comprehensive income	(5,434)	(1,395)	453
Other comprehensive income (loss) related to unrealized gains (losses) on marketable securities available-for-sale	(5,434)	(1,395)	453
Change in unrealized gains (losses) on cash flow hedges, net of tax:
Gain (loss) on derivative instruments recognized in other comprehensive income,	(8,979)	1,538	3,445
Gain (loss) on derivative instruments recognized in income	3,683	(2,138)	(2,126)
Other comprehensive income (loss), related to unrealized gains (losses) on cash flow hedges, net of tax	(5,296)	(600)	1,319
Other comprehensive income (loss), net of tax	(10,730)	(1,995)	1,772
Total comprehensive income	$ 17,736	$ 31,756	$ 29,020